Other Expense, Net - Schedule of Other Expense, Net (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Other Expense, Net [Abstract]
Equity offering cost		$ 10,976,693		$ 10,976,693
Foreign currency exchange loss	3,856,774	5,740,232	9,575,471	5,843,939
Impairment loss on goodwill	5,197,438		5,197,438
Interest expense	1,582,807	1,516,978	3,876,482	1,875,552
Other expense (income)	131,411	(574,107)	2,551,200	53,029
Other expense (income), net	$ 10,768,430	$ 17,659,796	$ 21,200,591	$ 18,749,213